Nov. 18, 2016
Dreyfus Natural Resources Fund
Dreyfus Natural Resources Fund

November 18, 2016

DREYFUS OPPORTUNITY FUNDS

Dreyfus Natural Resources Fund

Supplement to Summary and Statutory Prospectus

dated February 1, 2016

The following changes will take effect on December 19, 2016:

The following sentence replaces the last sentence of the sections entitled "Principal Investment Strategy" in the summary prospectus and "Fund Summary – Principal Investment Strategy" in the statutory prospectus:
The fund may invest in foreign securities, including emerging markets securities, without limitation.